Environmental Rehabilitation Provision (Schedule of Environmental Rehabilitation Provision) (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Jan. 31, 2017
Environmental Rehabilitation Provision Narrative Details
Environmental Rehabilitation Provision - beginning of period	$ 70,626	$ 65,684
Change in estimate	(6,363)	4,467
Liabilities discharged	(637)	(990)
Accretion expense	1,776	1,465
Environmental Rehabilitation Provision - end of period	65,402	70,626
Less current portion	(1,266)	(781)
Non-current portion	$ 64,136	$ 69,845